Lease Arrangements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) item
Lease Arrangements
Number of vessels , generated revenue results | item	60
Future minimum revenue expected to be earned
2021	$ 478,692
2022	310,499
2023	190,308
2024	57,070
2025	19,571
2026 and thereafter	42,642
Total future rentals	$ 1,098,782